Business combinations, acquisitions, non-controlling interest and spin-off, Acquisitions 2022 (Details) - MXN ($) $ in Thousands	Oct. 04, 2023	Apr. 20, 2022	Dec. 31, 2022
Acquisitions 2022 [Member]
Acquisition [Abstract]
Percentage of originally retained amount paid	50.00%
Net of cash paid		$ 14,232,166	$ 670,051
Cash transferred withheld for price adjustment	$ 1,315,180	1,315,180
Payment for transition services		781,217
Payment of disputed purchase price	658,048
Interest and monetary correction value	$ 155,681
Additional non-controlling interest acquired			$ 39,596
Acquired Assets and Liabilities [Abstract]
Other current assets		2,815,999
Other non-current assets		3,323
Intangible assets (excluding goodwill)		2,836,537
Property, plant and equipment, net		1,356,916
Right-of-use assets		4,247,397
Total acquired assets		11,260,172
Accounts payable		(10,848,303)
Other liabilities		(369,141)
Total assumed liabilities		(11,217,444)
Fair value of acquired assets and assumed liabilities - net of cash acquired		42,728
Acquisition price		14,232,166
Goodwill		$ 14,189,438
Grupo Oi's [Member]
Acquisition [Abstract]
Percentage of voting equity interests acquired		32.00%
Jonava [Member]
Acquisition [Abstract]
Percentage of voting equity interests acquired		100.00%